STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Municipal Securities Fund

July 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .2%
Collateralized Municipal-Backed Securities - .2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,097,137)	3.63	5/20/2033	999,587		1,023,317

Long-Term Municipal Investments - 95.9%
Alabama - 4.3%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,500,000		2,675,504
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,250,000	[a]	1,283,342
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2027	1,000,000	[a]	1,040,104
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x.67 +.90%	2.05	12/1/2023	1,405,000	[a,b]	1,389,629
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	1,000,000		1,109,765
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	7,835,000	[c]	8,000,503
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	1,750,000	[a]	1,788,663
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	2,240,000	[a]	2,287,379
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	2,000,000		2,071,441
				21,646,330
Arizona - 2.4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	4.00	11/1/2038	3,065,000		3,046,082
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,580,318

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Arizona - 2.4% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2046	2,000,000	[d]	2,036,183
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000		1,266,362
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,750,000	[d]	3,041,575
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[d]	1,005,607
				11,976,127
California - 4.5%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000		2,731,426
California, GO	5.00	10/1/2030	2,500,000		2,923,113
California, GO, Refunding	5.00	4/1/2042	1,400,000		1,653,895
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	1,000,000	[a]	1,030,657
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	400,000		403,280
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	1,480,000		1,572,968
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,471,013		1,424,227
California Municipal Finance Authority, Revenue Bonds (Green Bond) (Insured; Build America Mutual)	5.00	5/15/2027	450,000		492,820
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,500,000		2,613,568
California University, Revenue Bonds, Refunding, Ser. B2	0.55	11/1/2026	1,000,000	[a]	937,672

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.9% (continued)
California - 4.5% (continued)
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,500,000		1,541,247
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	1,750,000		1,720,571
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	1,500,000		1,581,848
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	1,500,000		1,615,131
				22,242,423
Colorado - 5.0%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Obligated Group) Ser. A	5.00	12/1/2041	2,500,000		2,615,488
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	3,280,000		3,443,301
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	2,500,000	[a]	2,800,299
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,250,000		1,329,673
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	2,000,000		2,008,264
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	2,000,000		2,058,094
Denver City & County Airport System, Revenue Bonds, Refunding	5.50	11/15/2053	3,000,000		3,417,501
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000		3,232,879
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	3,065,000		3,195,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Colorado - 5.0% (continued)
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2031	950,000	1,064,198
				25,164,816
Connecticut - .2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	1,000,000	969,421
District of Columbia - 2.4%
District of Columbia, Revenue Bonds, Ser. A	5.50	7/1/2047	3,000,000	3,597,993
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,625,824
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,340,000	3,526,725
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,070,304
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	2,500,000	2,384,619
				12,205,465
Florida - 3.7%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,685,752
Escambia County, Revenue Bonds	5.00	10/1/2046	2,000,000	2,201,926
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,000,000	1,001,457
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	1,500,000	1,491,521
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	1,000,000	1,137,975
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	1,500,000	1,466,572
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2038	1,850,000	1,894,248
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	800,000	817,509
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,044,382
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,504,364

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Florida - 3.7% (continued)
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2051	1,000,000		1,015,291
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,000,000		1,034,463
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	1,250,000		1,235,918
				18,531,378
Georgia - 3.2%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000		1,109,502
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2037	1,100,000		1,183,227
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,250,000		3,478,524
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000		2,732,346
Main Street Natural Gas Inc., Revenue Bonds, Ser. B	5.00	6/1/2029	2,000,000	[a]	2,143,569
Main Street Natural Gas Inc., Revenue Bonds, Ser. C	4.00	9/1/2026	3,750,000	[a]	3,834,539
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	1,700,000		1,746,927
				16,228,634
Hawaii - .3%
Honolulu City & County, GO, Ser. C	4.00	7/1/2040	1,375,000		1,425,868
Illinois - 11.5%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000		1,082,495
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,642,318
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,000,000		1,044,916
Chicago II Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	2,490,000		2,568,098
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2025	1,925,000		2,027,203

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Illinois - 11.5% (continued)
Chicago O'Hare International Airport, Revenue Bonds	5.75	1/1/2043	3,750,000	3,788,536
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,100,000	2,186,682
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	1,500,000	1,581,797
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,030,000	2,100,620
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2052	2,000,000	2,195,513
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2025	2,000,000	2,184,191
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000	2,776,622
Cook County II, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2030	1,650,000	1,943,221
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. D	5.00	12/1/2031	1,000,000	1,200,514
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,000,000	2,256,493
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2027	270,000	277,019
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,000,000	1,045,436
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2033	3,000,000	3,166,413
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,760,000	3,785,047
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	2,500,000	2,585,153
Illinois Housing Development Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	1,970,000	1,968,376
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	1,500,000	1,624,970
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	1,475,000	1,478,685

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Illinois - 11.5% (continued)
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	2,320,000	2,550,265
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	1,000,000	1,072,613
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,350,000	2,356,518
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000	1,004,961
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,500,000	3,915,100
				57,409,775
Indiana - 1.4%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	4.00	10/1/2036	2,980,000	3,127,225
Indiana Finance Authority, Revenue Bonds, Refunding (First Lien Project) Ser. A	5.00	10/1/2035	1,350,000	1,622,641
Indiana Finance Authority, Revenue Bonds, Refunding (Second Lien CWA Authory Project)	5.00	10/1/2029	1,695,000	1,997,396
				6,747,262
Iowa - 2.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,730,000	2,866,959
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2030	1,500,000	1,704,842
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	2,000,000	1,907,995
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,420,000	1,429,484
PEFA Inc., Revenue Bonds (Gas Project)	5.00	9/1/2026	2,000,000	[a] 2,113,177
				10,022,457
Kansas - .1%
Kansas Development Finance Authority, Revenue Bonds, Ser. B	4.00	11/15/2025	250,000	237,696
Kentucky - 1.5%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000	2,227,731

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Kentucky - 1.5% (continued)
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,010,000	[a]	1,029,933
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	4,000,000	[a]	4,078,440
				7,336,104
Louisiana - 1.8%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	1,500,000		1,567,368
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000		1,310,231
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000		1,253,566
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000		2,240,097
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	952,821
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	1,500,000		1,546,235
				8,870,318
Maryland - .3%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2052	1,590,000		1,736,543
Massachusetts - 1.6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000		1,935,395
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000		1,065,447
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,250,000		1,382,647
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	2,350,000		2,608,102
Massachusetts Port Authority, Revenue Bonds (Green Bonds) Ser. A	5.00	7/1/2034	1,000,000		1,150,396
				8,141,987

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Michigan - 4.9%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000		3,211,813
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000		1,077,537
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,500,000	[a]	2,405,156
Michigan Finance Authority, Revenue Bonds (Henry Ford Health System Obligated Group) Ser. A	4.00	11/15/2050	1,665,000		1,620,048
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	2,425,000		2,477,709
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,500,000		2,623,213
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2037	2,000,000		2,088,234
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	1,745,000		1,771,174
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2033	3,900,000		4,071,741
Pontiac School District, GO	4.00	5/1/2050	2,000,000		2,039,597
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000		1,055,685
				24,441,907
Missouri - 1.3%
Kansas City Industrial Development Authority, Revenue Bonds, Ser. A	5.00	3/1/2044	1,250,000		1,327,707
Kansas City Industrial Development Authority, Revenue Bonds, Ser. B	5.00	3/1/2054	3,060,000		3,212,275
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2029	2,000,000		2,149,093
				6,689,075
Multi-State - .2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,185,000	[d]	1,130,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Nebraska - .4%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	2,000,000	2,202,248
Nevada - 2.2%
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2031	3,385,000	3,983,909
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,767,299
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000	1,133,794
				10,885,002
New Jersey - 2.9%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000	1,072,251
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000	1,043,813
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000	1,709,755
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2024	570,000	605,031
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000	2,134,207
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	1,000,000	1,106,873
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,880,000	4,053,113
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000	2,149,367
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	620,000	656,278
				14,530,688
New Mexico - 1.0%
New Mexico Educational Assistance Foundation, Revenue Bonds, Refunding, Ser. 1A	5.00	9/1/2025	2,080,000	2,249,171
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. C	3.00	1/1/2052	2,690,000	2,685,774
				4,934,945

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.9% (continued)
New York - 8.7%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	3,000,000		3,153,933
New York City, GO, Refunding, Ser. A1	5.00	8/1/2031	2,000,000		2,365,489
New York City, GO, Ser. C	4.00	8/1/2040	2,000,000		2,025,584
New York City, GO, Ser. D1	4.00	3/1/2050	2,250,000		2,256,147
New York City, GO, Ser. F1	4.00	3/1/2047	200,000		200,574
New York City Health & Hospitals Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2028	1,000,000		1,149,021
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,000,000	[a]	940,448
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2026	1,000,000		1,087,368
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[d]	2,517,237
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,169,128
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2035	3,000,000		3,197,746
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	2,000,000		2,270,268
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2038	1,400,000		1,443,788
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 232	5.00	4/1/2026	1,180,000		1,277,540
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2045	1,335,000		1,350,410
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2042	500,000		507,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.9% (continued)
New York - 8.7% (continued)
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2040	2,000,000		2,139,586
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	2,500,000		2,583,843
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000		5,751,663
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	1,500,000		1,649,394
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	5/15/2057	2,500,000		2,843,071
TSASC Inc., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	815,000		819,509
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,000,000	[d]	907,959
				43,606,955
North Carolina - 1.5%
Charlotte NC Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2038	1,000,000		1,126,334
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2038	1,000,000		1,052,001
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	1,500,000	[a]	1,721,916
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group) Ser. B	5.00	12/2/2024	3,500,000	[a]	3,746,701
				7,646,952
North Dakota - .3%
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2046	1,470,000		1,472,328
Ohio - 1.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	3,500,000		3,379,416

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Ohio - 1.2% (continued)
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000		1,042,362
Ohio, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects) Ser. A	5.00	10/1/2037	1,430,000		1,588,652
				6,010,430
Pennsylvania - 8.3%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,250,000		1,273,867
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	1,000,000		1,172,555
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	2,000,000		2,222,180
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	1.86	9/1/2023	3,000,000	[a,b]	2,997,333
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	1,350,000	[a]	1,492,410
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water)	2.45	12/3/2029	1,750,000	[a]	1,710,054
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000		3,691,403
Pennsylvania Higher Education Assistance Agency, Revenue Bonds	5.00	6/1/2029	1,400,000		1,551,998
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2036	3,250,000		3,519,892
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	3,000,000		3,337,521
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,376,098
Philadelphia, GO, Ser. A	5.00	5/1/2033	4,000,000		4,642,525
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,865,000		2,145,756

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Pennsylvania - 8.3% (continued)
The Philadelphia Redevelopment Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/15/2024	1,500,000	1,576,379
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,420,000	1,484,814
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,085,378
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	3,000,000	3,243,120
				41,523,283
Rhode Island - .4%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	1,695,000	1,898,246
South Carolina - 2.3%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	1,000,000	1,149,918
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2033	3,000,000	3,123,562
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)	5.13	12/1/2043	5,000,000	5,107,886
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000	1,901,611
				11,282,977
Tennessee - .8%
Nashville & Davidson County Metropolitan Government, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,119,264
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	2,000,000	[a] 2,048,230
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	1,000,000	[a] 1,026,657
				4,194,151
Texas - 7.8%
Argyle Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2035	1,100,000	1,315,744
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. D	5.75	8/15/2033	4,500,000	4,645,382

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Texas - 7.8% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	3,825,000		4,059,609
Collin County Community College District, GO, Ser. A	4.00	8/15/2034	1,000,000		1,077,342
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2035	1,000,000		1,056,099
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2040	2,500,000		2,863,640
Denton Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,000,000		1,102,980
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000		1,661,987
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranteed Municipal)	5.25	8/15/2052	3,000,000		3,426,607
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000		3,687,172
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	3,000,000		3,052,688
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000		977,506
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000		2,692,486
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[d]	1,026,794
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,000,000		1,069,996
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	4,000,000		4,248,829
Texas, GO, Refunding, Ser. B	4.00	8/1/2031	800,000		838,035
				38,802,896
U.S. Related - .3%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,400,000		1,415,482

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 95.9% (continued)
Utah - .7%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000	3,247,076
Virginia - 2.0%
Hampton Roads Transportation Accountability Commission, BAN	5.00	7/1/2026	1,000,000	1,115,827
Virginia Public Building Authority, Revenue Bonds, Ser. A	4.00	8/1/2039	2,500,000	2,608,531
Virginia Public Building Authority, Revenue Bonds, Ser. A2	4.00	8/1/2035	3,000,000	3,216,057
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2047	1,500,000	1,607,682
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,642,035
				10,190,132
Washington - 1.8%
King County School District No 410 Snoqualmie Valley, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2031	2,515,000	2,715,500
Port of Seattle, Revenue Bonds	5.00	4/1/2029	2,380,000	2,696,019
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000	2,580,701
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	983,346	934,085
				8,926,305
Wisconsin - .7%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000	1,627,046
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	2,000,000	2,089,695
				3,716,741
Total Long-Term Municipal Investments (cost $487,516,389)			479,641,048
Total Investments (cost $488,613,526)			96.1%	480,664,365
Cash and Receivables (Net)			3.9%	19,321,685
Net Assets			100.0%	499,986,050

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $11,665,980 or 2.33% of net assets.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Opportunistic Municipal Securities Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	1,023,317	-	1,023,317
Municipal Securities	-	479,641,048	-	479,641,048

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2022, accumulated net unrealized depreciation on investments was $7,949,161, consisting of $7,190,842 gross unrealized appreciation and $15,140,003 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.